                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-118225

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
________________________________________________________________________________

                        FS VARIABLE ANNUITY ACCOUNT NINE
                                Supplement to the
              ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY
                             DATED DECEMBER 20, 2004
  ______________________________________________________________________________

This Supplement amends the prospectus dated December 20, 2004.

The following replaces paragraph four of the section entitled PURCHASING AN ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY located on page 11 of the prospectus:

We will not issue a contract to anyone age 83 or older on the contract issue date and we will not accept subsequent Purchase Payments from contract owners age 83 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify that the minimum distribution required by the federal tax code is being made.

The second paragraph with reference to death benefits on contracts issued for age 83-85 of the subsection entitled STANDARD DEATH BENEFIT located on page 28 of the prospectus is hereby deleted.


Dated: January 18, 2005






                Please keep this Supplement with your prospectus.

                                   Page 1 of 1